INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

NOTE 12 – INCOME TAXES

The Company provides for income taxes under ASC 740, “Income Taxes.” Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax basis of assets and liabilities and the tax rates in effect when these differences are expected to reverse. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

The following is a reconciliation of income tax expense for the year ended December 31, 2021 and 2020.

	2021	2020
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(292,851)	(264,815)
State	(81,363)	(73,573)
	(374,214)	(338,388)
Valuation allowance	374,214	338,388
Total provision for income taxes	$-	$-

The Company’s net deferred tax assets at December 31, 2021 and 2020 consisted of the following:

	2021	2020
Depreciation & Amortization	$-	-
Reserves and Accruals	171,338	169,791
Research & Development Credits	-	-
Net Operating Loss Carryforwards	555,578	182,911
Gross Deferred Tax Assets	726,916	352,702

Valuation Allowance	(726,916)	(352,702)

Net Deferred Tax Assets	$-	$-

The Company has provided for a full valuation allowance against the deferred tax assets, on the expected future tax benefits from the net operating loss carryforwards, as the management believes it is more likely than not that these assets will not be realized in the future.

The difference between the effective tax rate and the stated tax rate is primarily due to a full valuation allowance on the deferred tax assets and permanent differences due to non-cash related charges.

As of December 31, 2021, the Company’s net operating losses (NOL’s) on a gross basis were $2,070,397, which can be carried forward indefinitely to offset future taxable income. The losses carried forward are limited to 80% of future taxable income.

In California, the FTB allows NOL’s to be carried back to the prior two years, and/or carried forward in accordance with IRS rules

For taxable years 2020. 2021 and 2022, California has suspended the NOL carryover deduction. Corporations may continue to compute and carryover an NOL during the suspension period.

The Company’s tax returns are subject to examination by United States Internal Revenue Service authorities as well as the California Franchise Tax Board, beginning with the period ended December 31, 2019. There are no current tax examinations.